Supplement dated August 14, 2019 to the Prospectus dated April 29, 2019
Product Name	Prospectus Form #/Date
RiverSource ® Variable Universal Life 5/RiverSource® Variable Universal Life 5-Estate Series	S-6543 CF (4/19)
Effective June 21, 2019, policies of RiverSource® Variable Universal Life 5 and RiverSource® Variable Universal Life 5-Estate Series are no longer available for sale.
S-6543-9 A (8/19)
1